Segment Information (Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net sales:
Net sales	¥ 4,031,414	¥ 3,513,357	¥ 3,160,243
Long-lived assets:
Long-lived assets	1,433,903	1,438,987	1,463,538
Japan
Long-lived assets:
Long-lived assets	953,140	986,638	1,011,109
Americas
Long-lived assets:
Long-lived assets	167,968	152,137	133,648
Europe
Long-lived assets:
Long-lived assets	173,774	158,297	175,516
Asia and Oceania
Long-lived assets:
Long-lived assets	139,021	141,915	143,265
Japan
Net sales:
Net sales	864,808	830,378	806,305
America
Net sales:
Net sales	1,255,405	968,839	852,451
Europe
Net sales:
Net sales	1,034,008	894,898	795,616
Asia and Oceania
Net sales:
Net sales	¥ 877,193	¥ 819,242	¥ 705,871